Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SSGA FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 18, 2013
Supplement [Text Block]	ssgaf_SupplementTextBlock

SSgA Funds

Supplement Dated January 30, 2014

Prospectus Dated December 18, 2013

SSgA U.S. Treasury Money Market Fund

Institutional Class

The following information supplements the prospectus referenced above:

The following replaces the first paragraph on page 1 under the section “Principal Investment Strategies”:

SSgA U.S. Treasury Money Market Fund attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements backed by such securities.

SSgA Funds

Supplement Dated January 30, 2014

Prospectus Dated December 18, 2013

SSgA U.S. Government Money Market Fund

Institutional Class

The following information supplements the prospectus referenced above:

The following replaces the first sentence of the first paragraph on page 5 under the section “Principal Investment Strategies”:

SSgA U.S. Government Money Market Fund invests only in instruments issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

SSgA U.S. Treasury Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssgaf_SupplementTextBlock

SSgA Funds

Supplement Dated January 30, 2014

Prospectus Dated December 18, 2013

SSgA U.S. Treasury Money Market Fund

Institutional Class

The following information supplements the prospectus referenced above:

The following replaces the first paragraph on page 1 under the section “Principal Investment Strategies”:

SSgA U.S. Treasury Money Market Fund attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements backed by such securities.

SSgA U.S. Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ssgaf_SupplementTextBlock

SSgA Funds

Supplement Dated January 30, 2014

Prospectus Dated December 18, 2013

SSgA U.S. Government Money Market Fund

Institutional Class

The following information supplements the prospectus referenced above:

The following replaces the first sentence of the first paragraph on page 5 under the section “Principal Investment Strategies”:

SSgA U.S. Government Money Market Fund invests only in instruments issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.